Term Notes Payable (Details) - USD ($)	6 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Total Notes Payable		$ 441,421
15% Unsecured Term Notes Payable Due August 17, 2010 [Member] | Mr. Jeff Zernov [Member]
Total Notes Payable		290,000
8.0% Unsecured Installment Note Payable [Member] | Castaic [Member]
Total Notes Payable		30,620
Description of maturity date	January 2009 through January 2011
Debt periodic payment	$ 17,171
Description of debt frequency payment	Annually
8.0% Unsecured Installment Note Payable [Member] | Castaic [Member]
Total Notes Payable		20,246
Description of maturity date	February 2008 through January 2011
Debt periodic payment	$ 1,175
Description of debt frequency payment	Monthly
7.0% Unsecured Installment Note Payable [Member] | Innovative Outdoors [Member]
Total Notes Payable		$ 100,555
Description of maturity date	August 2008 through July 2011
Debt periodic payment	$ 4,632
Description of debt frequency payment	Monthly